sec13f-093008
				UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      05/03/2011
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 181

Form 13F Information Table Value Total:  $138,428 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 03/31/11
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM	   002824100	  2 	  44  SH	SOLE		 	  44
Aberdeen Asia-Pacific Income Fund    COM    	   003009107  4,243  612,322  SH	DEFINED              604,322  8,000
Aberdeen Australia Equity Fund       COM	   003011103    223   17,984  SH	SOLE	              17,984
Accenture Ltd                        COM CLASS A   G1151C101 	 82    1,500  SH	SOLE		       1,500
Adams Express Company                COM           006212104    244   21,445  SH	DEFINED		       2,115 19,330
Alcoa Inc                            COM	   013817101    105    5,924  SH	SOLE		       5,924
Alexander & Baldwin Inc              COM           014482103  2,894   63,398  SH        SOLE                  63,398
Amarin Corporation PLc               ADR NEW       023111206	  7    1,000  SH	SOLE		       1,000
American Express                     COM	   025816109	122    2,700  SH	SOLE		       2,700
Amicus Therapeutics Inc              COM           03152W109 	  4 	 600  SH	SOLE		         600
Andersons Inc                        COM	   034164103  1,942   39,867  SH	SOLE		      39,867
Apache Corp                          COM	   037411105    118 	 900  SH	SOLE		         900
Apartment Investment & Mngmnt Co     CL A          03748R101      2       60  SH        SOLE                      60
Apple Inc             	             CALL	   037833900	 70 	 200 	  CALL	SOLE
Apple Inc                            COM	   037833100	  2 	   6  SH	SOLE		           6
Archer Daniels Midland Co            COM	   039483102  4,455  123,725  SH	DEFINED	  	     117,325  6,400
Ariad Pharmaceutical Inc             COM	   04033A100	  5 	 600  SH	SOLE		         600
Avista Corp                          COM	   05379B107    231    9,995  SH	SOLE    	       9,995
Bank of America Corp                 COM	   060505104	 80    6,000  SH	SOLE		       6,000
Barrick Gold Corp                    COM	   067901108    303    5,833  SH	SOLE		       5,833
Berkshire Hathaway Inc - B           COM CL B NEW  084670702	 19 	 230  SH	SOLE  		         230
Big Lots Inc                         COM	   089302103  4,921  113,305  SH	SOLE  		     113,305
Boardwalk Pipeline Partners LP       UT LTD PRTNR  096627104	601   18,390  SH	SOLE	              18,390
Boeing Co                            COM   	   097023105    119    1,615  SH	SOLE		       1,615
BP Plc ADR                           ADR	   055622104	432    9,790  SH	SOLE   		       9,790
Bristol Myers Squibb Co              COM	   110122108	 19 	 700  SH	SOLE		         700
California Water Service Group       COM	   130788102    943   25,380  SH	SOLE		      25,380
Canadian Natural Resources Ltd       COM	   136385101	  2 	  35  SH	SOLE		          35
Canadian Pacific Railway Ltd         COM	   13645T100  3,098   48,146  SH	SOLE		      48,146
Caterpillar Inc                      COM	   149123101    111    1,000  SH	SOLE		       1,000
Cenovus Energy Inc                   COM	   15135U109  5,152  130,826  SH	DEFINED		     122,826  8,000
Central Fund of Canada Ltd           CL A	   153501101  2,150   96,100  SH	SOLE		      96,100
Chevron Corp                         COM	   166764100	 10 	  96  SH	SOLE		          96
Chico's FAS Inc                      COM	   168615102	  3 	 230  SH	SOLE		         230
Church & Dwight Co                   COM           171340102  2,586   32,595  SH        SOLE                  32,595
Cincinnati Financial Corp            COM	   172062101	  3 	  81  SH	SOLE		          81
Cisco Systems Inc                    COM	   17275R102 	 91    5,280  SH	SOLE		       5,280
Citigroup Inc                        CALL	   172967901    354   80,000      CALL	SOLE
Citigroup Inc                        COM	   172967101	 53   12,000  SH	SOLE		      12,000
Coca Cola Co                         COM	   191216100	321    4,835  SH	SOLE		       4,835
Colgate-Palmolive Co                 COM	   194162103  1,020   12,635  SH	SOLE		      12,635
ConocoPhillips                       COM	   20825C104  1,889   23,660  SH	SOLE		      23,660
Consolidated-Tomoka Land Co          COM	   210226106    439   13,540  SH	SOLE		      13,540
Corning Inc                          COM	   219350105  3,444  166,960  SH	SOLE		     166,960
Cummins Inc                          COM	   231021106	 88 	 800  SH	SOLE		         800
CurrencyShares British Pound Strlng  BRIT POUND    23129S106 	 56 	 350  SH	SOLE		         350
CurrencyShares Euro                  EURO SHS	   23130C108 	132 	 935  SH	SOLE		         935
CVS Caremark Corp                    COM	   126650100	  3 	  75  SH	SOLE		          75
Cytokinetics Inc                     COM	   23282W100 	  2    1,200  SH	SOLE		       1,200
DB Commodity Index Fund              UNIT BEN INT  73935S105 	  3 	 110  SH	SOLE		         110
Deere & Co                           COM           244199105    136    1,400  SH        SOLE                   1,400
Dendreon Corp                        COM	   24823Q107 	 45    1,200  SH	SOLE		       1,200
DepoMed Inc                          COM	   249908104	 12    1,200  SH	SOLE		       1,200
Derma Sciences Inc                   COM PAR       249827502	  6 	 600  SH	SOLE		         600
Diageo Plc                           ADR NEW       25243Q205 	  8 	 100  SH	SOLE		         100
DirecTV                              COM CL A	   25490A101	 94    2,000  SH	SOLE		       2,000
Duke Energy Corp                     COM	   26441C105	526   28,975  SH	SOLE		      28,975
Ecopetrol SA	                     ADS	   279158109	 31 	 750  SH	SOLE		         750
Edison International                 COM	   281020107     73    2,000  SH        SOLE		       2,000
EI du Pont de Nemours & Co           COM           263534109  2,105   38,285  SH        SOLE                  38,285
EMC Corp                             COM	   268648102	 90    3,400  SH	SOLE		       3,400
Enbridge Energy                      COM	   29250R106 	  3 	  51  SH	SOLE		          51
EnCana Corp                          COM	   292505104  4,890  141,616  SH	SOLE		     141,616
Endo Pharmaceuticals                 COM	   29264F205 	  8 	 200  SH	SOLE		         200
Endocyte Inc                         COM	   29269A102 	  5 	 600  SH	SOLE		         600
Express Scripts Inc                  COM	   302182100	 67    1,200  SH	SOLE		       1,200
Exxon Mobil Corp                     COM	   30231G102  3,814   45,335  SH	SOLE		      45,335
FirstEnergy Corp                     COM	   337932107	  8 	 215  SH	SOLE		         215
Fluor Corp                           COM	   343412102	103    1,400  SH	SOLE		       1,400
Ford Mtr Co Del Com                  COM PAR       345370860	 15    1,000  SH	SOLE		       1,000
FreightCar America Inc               COM	   357023100	477   14,675  SH	SOLE		      14,675
General Electric Co                  COM	   369604103	 32    1,600  SH	SOLE		       1,600
Goldcorp Inc                         COM	   380956409	982   19,725  SH	SOLE		      19,725
Google Inc                           CL A	   38259P508 	  7 	  12  SH	SOLE		          12
Gorman Rupp Co                       COM	   383082104	 14 	 352  SH	SOLE  		         352
Hess Corporation                     COM	   42809H107    119    1,400  SH	SOLE		       1,400
Home Depot Inc                       COM	   437076102	  6 	 150  SH	SOLE		         150
Icagen Inc                           COM NEW	   45104P500 	  6    2,500  SH	SOLE		       2,500
Imperial Oil Ltd                     COM NEW	   453038408  4,909   96,130  SH	DEFINED		      91,230  4,900
Incyte Corp                          COM	   45337C102 	 10 	 600  SH	SOLE		         600
Intel Corp                           COM	   458140100  3,228  159,943  SH	SOLE		     159,943
iShares COMEX Gold Trust             ETF	   464285105  9,042  644,970  SH	DEFINED		     609,570 35,400
iShares Lehman 1-3Y Treasury Fund    ETF	   464287457	 93    1,109  SH	SOLE		       1,109
iShares MSCI Emerging Mrkts Index    ETF	   464287234	 24 	 500  SH	SOLE		         500
iShares MSCI Japan Index             ETF	   464286848	  2 	 200  SH	SOLE		         200
iShares MSCI Japan Index             CALL	   464286848	206   20,000 	  CALL	SOLE
iShares S&P Natural Res. Index Fund  ETF           464287374      3       65  SH        SOLE                      65
iShares Silver Trust                 ETF	   46428Q109 	 29 	 800  SH	SOLE		         800
Johnson & Johnson                    COM           478160104     62    1,045  SH        SOLE                   1,045
Johnson Controls Inc                 COM	   478366107	 87    2,100  SH	SOLE		       2,100
Juniper Networks Inc                 COM	   48203R104 	114    2,700  SH	SOLE		       2,700
Kellogg Co                           COM	   487836108	103    1,900  SH	SOLE		       1,900
Kimberly Clark Corp                  COM	   494368103	728   11,160  SH	DEFINED		       9,560  1,600
Kimco Realty Corp                    COM	   49446R109 	  9 	 480  SH	SOLE		         480
Kohls Corp                           COM	   500255104	101    1,900  SH	SOLE		       1,900
Kv Pharmaceutical Co                 CL A	   482740206	  6    1,000  SH	SOLE		       1,000
Liberty Global Inc - A               COM SER A	   530555101	 17 	 400  SH	SOLE		         400
Liberty Global Inc - C               COM SER C	   530555309	 16 	 400  SH	SOLE		         400
Liberty Media Corp - Capital         COM SER A	   53071M302 	 37 	 500  SH	SOLE		         500
Liberty Media Corp - Interactive     COM SER A	   53071M104 	 32    2,000  SH	SOLE		       2,000
Liberty Media Corporation            COM A	   53071M708 	 31 	 400  SH	SOLE		         400
Lindsay Corp                         COM	   535555106  1,115   14,115  SH	SOLE		      14,115
Lowe's Companies Inc                 COM	   548661107	208    7,880  SH	SOLE		       7,880
Mako Surgical Corp                   COM	   560879108	 14 	 600  SH	SOLE		         600
MannKind Corp                        COM	   56400P201 	  2 	 590  SH	SOLE		         590
Market Vectors Gold Miners ETF       ETF	   57060U100  4,823   80,250  SH	DEFINED		      78,114  2,136
McDonald's Corp                      COM	   580135101	284    3,730  SH	SOLE		       3,730
Medco Health Solutions Inc           COM	   58405U102 	 19 	 342  SH	SOLE		         342
Medtronic Inc                        COM	   585055106  3,739   95,030  SH        DEFINED		      92,530  2,500
Merck & Co Inc                       COM           58933Y105     15      450  SH        SOLE                     450
Microsoft Corp                       COM	   594918104	  5 	 204  SH	SOLE		         204
National Fuel Gas                    COM	   636180101  2,084   28,156  SH	SOLE		      28,156
National-Oilwell Varco Inc           COM	   637071101  3,319   41,870  SH	SOLE		      41,870
Nektar Therapeutics                  COM	   640268108	 14    1,500  SH	SOLE		       1,500
Neoprobe Corp                        COM	   640518106	  2 	 500  SH	SOLE		         500
Newmont Mining Corp                  COM	   651639106	886   16,235  SH	SOLE		      16,235
NextEra Energy Inc                   COM	   65339F101  2,497   45,310  SH	DEFINED		      43,190  2,120
Norfolk Southern Corp                COM	   655844108	 86    1,242  SH	SOLE		       1,242
Novagold Res Inc                     COM NEW	   66987E206	 55    4,200  SH	SOLE		       4,200
Nuveen Municipal Value Fund          COM	   670928100	427   47,275  SH	DEFINED		      36,475 10,800
Onyx Pharmaceuticals                 COM	   683399109	  5 	 150  SH	SOLE		         150
Optimer Pharmaceuticals Inc          COM	   68401H104 	  6 	 500  SH	SOLE		         500
Oracle Corp                          COM	   68389X105 	114    3,400  SH	SOLE		       3,400
Pepco Hldgs Inc Com                  COM	   713291102	250   13,410  SH	SOLE		      13,410
PepsiCo Inc                          COM	   713448108	 27 	 420  SH	SOLE		         420
Petroleo Brasileiro SA               ADR	   71654V408 	  8 	 200  SH	SOLE		         200
Pfizer Inc                           COM	   717081103	  2 	  96  SH	SOLE		          96
Pinnacle West Capital Corp           COM	   723484101  1,774   41,450  SH	SOLE		      41,450
Plum Creek Timber Company Inc        COM	   729251108  2,317   53,131  SH	DEFINED		      44,011  9,120
PNC Financial Services Group Inc     COM	   693475105	132    2,100  SH	SOLE		       2,100
Pope Resources LP                    DPSTRY RCPT   732857107  1,025   21,917  SH	SOLE		      21,917
Potlatch Corp                        COM	   737630103  5,431  135,102  SH	DEFINED		     123,602 11,500
PowerShares DB Agriculture Fund      ETF	   73936B408 	 14 	 415  SH	SOLE		         415
Primoris Services Corporation        COM	   74164F103 	 30    3,000  SH	SOLE		       3,000
Progress Energy Inc                  COM	   743263105	 37 	 795  SH	SOLE		         795
Prudential Finl Inc                  COM	   744320102	123    2,000  SH	SOLE		       2,000
Rayonier Inc                         COM	   754907103  2,692   43,209  SH	SOLE		      43,209
Raytheon Co                          COM NEW	   755111507	649   12,756  SH	SOLE		      12,756
Reliance Steel & Aluminum Co         COM           759509102     29      500  SH        SOLE                     500
Royal Dutch Shell                    ADR A	   780259206	 89    1,225  SH	SOLE		       1,225
Royal Dutch Shell Plc ADR            ADR B	   780259107	658    8,980  SH	DEFINED		       5,680  3,300
SAIC Inc                             COM	   78390X101 	 42    2,484  SH	SOLE		       2,484
Sandridge Energy Inc	             COM	   80007P307 	 13    1,000  SH	SOLE		       1,000
Sanofi-Aventis SA ADR                ADR	   80105N105  2,016   57,245  SH	SOLE		      57,245
Scotts Miracle-Gro Co                CL A	   810186106	135    2,330  SH	SOLE		       2,330
Seaboard Corp                        COM	   811543107	212 	  88  SH	SOLE		          88
Sensient Technologies Corp           COM	   81725T100  1,535   42,840  SH	DEFINED		      36,340  6,500
Sirius XM Radio Inc                  COM	   82967N108	  6    3,500  SH	SOLE		       3,500
Southern Co                          COM	   842587107	624   16,370  SH	SOLE		      16,370
Southwestern Energy Co               COM	   845467109	103    2,400  SH	SOLE		       2,400
SPDR Gold Trust                      ETF	   78463V107  5,198   37,166  SH	DEFINED		      34,216  2,950
Spectra Energy Corp                  COM	   847560109  2,376   87,410  SH	SOLE		      87,410
Standard Pacific                     COM	   85375C101 	  4    1,000  SH	SOLE		       1,000
Stanley Black & Decker Inc           COM           854502101     77    1,000  SH        SOLE                   1,000
Staples Inc                          COM	   855030102	 10 	 540  SH	SOLE		         540
Swiss Helvetia Fund Inc              COM	   870875101	  2 	 163  SH	SOLE		         163
Syngenta	                     ADR	   87160A100	121    1,850  SH	DEFINED			      1,850
TECO Energy Inc                      COM	   872375100  4,767  254,092  SH	SOLE		     254,092
Tejon Ranch Co                       COM	   879080109	334    9,090  SH	SOLE		       9,090
Teva Pharmaceutical                  ADR	   881624209	372    7,405  SH	SOLE		       7,405
Texas Pacific Land Trust             SUB CTF I T   882610108	 69    1,545  SH	SOLE		       1,545
THQ Inc                              COM NEW	   872443403	  5    1,000  SH	SOLE		       1,000
Time Warner Inc                      COM NEW	   887317303	  0 	   2  SH	SOLE		           2
TiVo Inc                             COM	   888706108	  1 	 100  SH	SOLE		         100
Tootsie Roll Industries              COM	   890516107	180    6,352  SH	SOLE		       6,352
Total SA                             ADR	   89151E109  1,404   23,020  SH	DEFINED		      19,320  3,700
Trius Therapeutics Inc	             COM	   89685K100 	  6    1,000  SH	SOLE		       1,000
Ultra Financials ProShares           ETF           74347X633	  7 	 100  SH	SOLE		         100
Union Pacific Corp                   COM	   907818108	 68 	 690  SH	SOLE		         690
US SPDR S&P Dividend ETF             ETF           78464A763      8      150  SH        SOLE                     150
Vale SA ADR                          ADR	   91912E105	 91    2,730  SH	SOLE		       2,730
Vanguard Value ETF                   ETF	   922908744	  3 	  50  SH	SOLE		          50
Vertex Pharmaceuticals Inc           COM	   92532F100 	 10 	 200  SH	SOLE		         200
Volcom Inc                           COM	   92864N101 	  1 	  30  SH	SOLE		          30
Wabco Holdings Inc                   COM	   92927K102 	 86    1,400  SH	SOLE		       1,400
Walt Disney Co                       COM	   254687106	 70    1,625  SH	SOLE		       1,625
Weatherford International Ltd        REG	   H27013103	 90    4,000  SH	SOLE		       4,000
Western Digital Co                   COM	   958102105  2,845   76,285  SH	SOLE		      76,285
Western Union Co                     COM	   959802109  1,307   62,915  SH	DEFINED		      57,025  5,890
Weyerhaeuser Co                      COM	   962166104  3,444  140,013  SH	SOLE		     140,013
Ziopharm Oncology Inc                COM	   98973P101 	 13    2,000  SH	SOLE		       2,000